Fair Value Measurement (Details Textual) (USD $)	12 Months Ended	24 Months Ended	36 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2014
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Increase Decrease In Fair Value Of Trust Fund	$ 13,666	$ (13,666)	$ 0